Corporate Transactions - Sale of Partial Interest in Solaris (Details) $ in Thousands							12 Months Ended
	Jan. 12, 2023 shares	Dec. 31, 2022 USD ($) shares	Dec. 05, 2022 shares	Apr. 20, 2022 shares	Apr. 28, 2021 USD ($) shares	Apr. 28, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Number of securities called by warrant (in shares) | shares		1			1
Marketable securities		$ 36,867					$ 36,867	$ 240,530	$ 3,120
Derivative assets		36,218					36,218	124,234
Gain on reclassification of investment in Solaris Resources Inc.							0	186,067
Solaris Resources Inc
Disclosure of detailed information about business combination [line items]
Sale of equity interests (in units) | shares	4,500,000		11,000,000	5,000,000	10,000,000
Sale of equity interests, number of common shares per unit (in shares) | shares					1
Sale of equity interests, number of common shares purchase warrant per unit (in shares) | shares					0.50
Sale of equity interests, value					$ 66,700
Securities called by warrant, price per share (in dollars per share) | $ / shares						$ 10.00
Sale of equity interests, value, allocated to common shares					57,600
Sale of equity interests, value, allocated to warrants					$ 9,100
Gains (losses) recognised when control of subsidiary is lost								$ 50,300
Proportion of ownership interest in associate					19.90%
Solaris Resources Inc | Fair Value
Disclosure of detailed information about business combination [line items]
Investment in associate, fair value		15,900			$ 197,700	$ 197,700	15,900
Solaris Resources Inc | Fair Value | Common Stock
Disclosure of detailed information about business combination [line items]
Marketable securities					136,000	136,000
Solaris Resources Inc | Fair Value | Warrants
Disclosure of detailed information about business combination [line items]
Derivative assets		$ 9,200			$ 61,700	$ 61,700	$ 9,200
Solaris Resources Inc | Common Stock
Disclosure of detailed information about business combination [line items]
Number of securities called by warrant (in shares) | shares					1